Share-based payments - MIP I, movement in share options (Details) - MIP I $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 MXN ($) EquityInstruments	Dec. 31, 2019 $ / shares	Dec. 31, 2019 MXN ($) EquityInstruments
Share-based payments
Outstanding at beginning of the year (shares) | EquityInstruments		7,653,981		10,433,981
Exercised during the year (shares) | EquityInstruments				(2,780,000)
Outstanding at end of the year (shares) | EquityInstruments		7,653,981		7,653,981
Outstanding at the beginning of the year (Exercise price) | $ / shares	$ 5.31		$ 5.31
Exercise during the year (Exercise price) | $ / shares			5.31
Outstanding at end of the year (Exercise price) | $ / shares	$ 5.31		$ 5.31
Outstanding at beginning of the year (Total) | $		$ 40,668		$ 55,441
Exercised during the year (Total) | $				(14,773)
Outstanding at end of the year (Total) | $		$ 40,668		$ 40,668